Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant annual equity-based awards on the first day on which the NYSE is open for trading in March each year. As a rule, the Compensation and Human Capital Committee grants awards to newly hired or promoted executives that are effective the earlier of the 10th of the month following the date of hire or promotion or the 10th of the month following the date of the Committee meeting at which the grant is approved. If the 10th day of such month is a day on which the NYSE is not open for trading, then the grant date will be the next day on which the NYSE is open for trading. The Committee also may consider and approve other interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Committee. Under our current process, the Committee has also given the Chief Executive Officer discretion to grant equity awards to non-executive officers as required throughout the year (other than normal annual grants, which are granted by the Committee) within the guidelines of the nVent Electric plc 2018 Omnibus Incentive Plan, up to a maximum grant date value of $4,000,000 total for 2024. The Chief Executive Officer provides a summary report to the Committee disclosing the aggregate awards granted by the Chief Executive Officer during the preceding fiscal year. All options are granted with an exercise price equal to fair market value based on the closing share price on the effective day of grant. Neither the Committee nor our Chief Executive Officer takes into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We grant annual equity-based awards on the first day on which the NYSE is open for trading in March each year. As a rule, the Compensation and Human Capital Committee grants awards to newly hired or promoted executives that are effective the earlier of the 10th of the month following the date of hire or promotion or the 10th of the month following the date of the Committee meeting at which the grant is approved. If the 10th day of such month is a day on which the NYSE is not open for trading, then the grant date will be the next day on which the NYSE is open for trading. The Committee also may consider and approve other interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Committee. Under our current process, the Committee has also given the Chief Executive Officer discretion to grant equity awards to non-executive officers as required throughout the year (other than normal annual grants, which are granted by the Committee) within the guidelines of the nVent Electric plc 2018 Omnibus Incentive Plan, up to a maximum grant date value of $4,000,000 total for 2024. The Chief Executive Officer provides a summary report to the Committee disclosing the aggregate awards granted by the Chief Executive Officer during the preceding fiscal year. All options are granted with an exercise price equal to fair market value based on the closing share price on the effective day of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Committee nor our Chief Executive Officer takes into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false